Background, Organization, and Summary of Significant Accounting Policies - Schedule of Other Property and Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Other property	$ 59,337	$ 23,961
Non-regulated property, equipment, and intangibles	1,616,392	1,089,414
Non-regulated accumulated provision for depreciation and amortization	(512,343)	(422,741)
Total	1,316,479	834,245
Southwest Gas Corporation
Property, Plant and Equipment [Line Items]
Net cash surrender value of COLI policies	149,947	140,874
Other property	3,146	2,737
Total	$ 153,093	$ 143,611